Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		$ (3,691)	$ 3,090
Cash flow hedges		322	(278)
Re-measurements of post-employment benefits		(6)	25
Total comprehensive income		220	6,437
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [Line Items]
Beginning balance		(13,705)	(14,758)
Other comprehensive income
Beginning balance		(13,705)	(14,758)
Exchange differences on translation of foreign operations (gains/(losses))		(3,352)	2,919
Re-measurements of post-employment benefits		0
Total comprehensive income		(3,352)	2,919
Ending balance		(17,057)	(11,839)
Translation reserves [member] | Cash flow hedges [member]
Other comprehensive income
Cash flow hedges		0
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [Line Items]
Beginning balance		586	744
Other comprehensive income
Beginning balance		586	744
Exchange differences on translation of foreign operations (gains/(losses))		0
Re-measurements of post-employment benefits		0
Total comprehensive income		229	(314)
Ending balance		815	430
Hedging reserves [member] | Cash flow hedges [member]
Other comprehensive income
Cash flow hedges		229	(314)
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [Line Items]
Beginning balance		(1,665)	(1,612)
Other comprehensive income
Beginning balance		(1,665)	(1,612)
Exchange differences on translation of foreign operations (gains/(losses))		0
Re-measurements of post-employment benefits		(4)	25
Total comprehensive income		(4)	25
Ending balance		(1,669)	(1,587)
Post- employment benefits [member] | Cash flow hedges [member]
Other comprehensive income
Cash flow hedges		0
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [Line Items]
Beginning balance		(14,784)	(15,626)
Other comprehensive income
Beginning balance		(14,784)	(15,626)
Exchange differences on translation of foreign operations (gains/(losses))	[1]	(3,352)	2,919
Cash flow hedges	[1]	229	(314)
Re-measurements of post-employment benefits	[1]	(4)	25
Total comprehensive income	[1]	(3,126)	2,630
Ending balance		(17,910)	(12,996)
OCI reserves [member] | Cash flow hedges [member]
Other comprehensive income
Cash flow hedges		$ 229	$ (314)

[1]	See Note 15 Changes in equity and earnings per share.